Management fees (Details) - USD ($)	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Related Party Transaction [Line Items]
Management fees	$ 3,911,000	$ 4,063,000
Ship Procurement Services S.A. ("SPS")
Related Party Transaction [Line Items]
Procurement services daily fee	295
Management fees	3,911,000	3,748,000
Maryville Maritime Inc.
Related Party Transaction [Line Items]
Management fees	$ 0	$ 315,000